Cash flow information - Gross debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow information
Restricted cash and time deposits over three months	¥ 343,814	¥ 1,060,427
Cash and cash equivalents	1,907,776	1,399,370	¥ 3,055,194	¥ 1,077,875
Financial assets at fair value through profit or loss	690,627	2,071,653
Lease liabilities	(91,583)	(154,890)
-due within one year	(47,030)	(57,417)
-due after one year	(44,553)	(97,473)
Borrowings - repayable within one year	(289,062)	(815,260)
Net debt	2,561,572	3,561,300	¥ 4,406,038	¥ 2,800,876
Cash and liquid investments	2,942,217	4,531,450
Gross debt - fixed interest rates	¥ (380,645)	¥ (970,150)